Employee Compensation	9 Months Ended
Jul. 31, 2021
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Employee Compensation
Note 8: Employee Compensation
Stock Options
We did not grant any stock options during the three months ended July 31, 2021 and 2020. During the nine months ended July 31, 2021, we granted a total of 984,943 stock options (976,087 stock options during the nine months ended July 31, 2020). The weighted-average fair value of options granted during the nine months ended July 31, 2021 was $10.75 per option ($9.46 per option for the nine months ended July 31, 2020).
To determine the fair value of the stock option tranches (i.e. the portion that vests each year) on the grant date, the following ranges of values were used for each option pricing assumption:

For stock options granted during the nine months ended	July 31, 2021	July 31, 2020
Expected dividend yield	4.9%	4.3%
Expected share price volatility	20.6% - 20.7%	15.4%
Risk-free rate of return	1.0%	1.9% - 2.0%
Expected period until exercise (in years)	6.5 - 7.0	6.5 - 7.0
Exercise price ($)	97.14	101.47
  Changes to the input assumptions can result in different fair value estimates.
Pension and Other Employee Future Benefit Expenses
Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the three months ended	July 31, 2021	July 31, 2020	July 31, 2021	July 31, 2020
Current service cost	67	62	2	2
Net interest expense on net defined benefit (asset) liability	2	1	8	8
Administrative expenses	1	1	-	-
Benefits expense	70	64	10	10
Canada and Quebec pension plan expense	24	22	-	-
Defined contribution expense	33	37	-	-
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	127	123	10	10

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the nine months ended	July 31, 2021	July 31, 2020	July 31, 2021	July 31, 2020
Current service cost	201	187	6	8
Net interest expense on net defined benefit (asset) liability	6	1	23	24
Administrative expenses	3	3	-	-
Benefits expense	210	191	29	32
Canada and Quebec pension plan expense	76	75	-	-
Defined contribution expense	126	135	-	-
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	412	401	29	32